Note 1 - Organization and Business Operations	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Organization and Business Operations
Organization and General
Yellowstone Acquisition Company (the “Company”) was incorporated in Delaware on August 25, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar Business Combination with one or more businesses (the “Business Combination”). The Company has neither engaged in any operations nor generated any revenue to date. The Company’s management has broad discretion with respect to the Business Combination, but intends to focus its search for a target business in the homebuilding, manufacturing serving the homebuilding market, financial services and commercial real estate industries. The Company’s Sponsor is BOC Yellowstone LLC, a Delaware limited liability company (the “Sponsor”). The Company has selected December 31 as its year-end.
The Company completed its initial public offering (“IPO”) on October 26, 2020 as further described below. The Company will not generate any operating revenues until after the completion of its Business Combination, at the earliest. Subsequent to the IPO, the Company has generated and will continue to generate non-operating income in the form of investment income on cash and cash equivalents from the proceeds derived from the IPO and the sale of the Private Placement Warrants (as defined below) held in the Trust Account (as defined below).
Sky Harbour Business Combination
On August 1, 2021, Yellowstone Acquisition Company (the “Company”) and Sky Harbour LLC (“SHG”), a Delaware limited liability company, entered into a definitive equity purchase agreement (the “Equity Purchase Agreement”), which was subsequently announced on August 2, 2021. Immediately thereafter, BOC YAC Funding LLC (“BOC YAC”), a Delaware limited liability company and wholly owned subsidiary of Boston Omaha Corporation (“Boston Omaha”), entered into a Series B Preferred Unit Purchase Agreement (the “Series B Purchase Agreement”) with SHG, which was also subsequently announced.
On August 25, 2021, SHG announced that its subsidiary, Sky Harbour Capital LLC (“SH Capital”), entered into an agreement for $166 million in financing through the sale of Series 2021 private activity tax-exempt senior bonds through municipal conduit issuer, Public Finance Authority (“PFA”). SH Capital and its subsidiaries Sky Harbour Sugar Land Airport, LLC, Sky Harbour Opa Locka Airport, LLC, Nashville Hangars LLC, APA Hangars LLC, and DVT Hangars LLC constitute an Obligated Group, the property and revenues of which secure the bonds on a joint and several basis. The bond issuance consists of unrated senior fixed rate tax-exempt bonds with three term maturities, in 2036, 2041 and 2054, with principal amortization from 2032 thru 2054 (average life of 24 years). The term bonds were priced to yield 3.80% (2036), 4.00% (2041) and 4.25% (2054). This bond financing was completed on September 14, 2021.
On December 22, 2021, Boston Omaha Corporation, through its subsidiary BOC YAC, LLC, agreed to provide $45 million of PIPE financing through the purchase of Yellowstone Class A common stock at a price of $10.00 per share immediately prior to the closing of the business combination. In consideration of the investment, SHG agreed to waive the $150 million minimum financing condition which required that the Company deliver cash proceeds of at least $150 million (after payment of certain expenses) to SHG as a condition precedent to consummating the business combination.
The Business Combination with SHG closed on January 25, 2022. The cash proceeds are expected to be used to fund the development of several new hangar campuses.
Financing
Upon the closing of the IPO, $127,500,000 ($10.20 per Unit) of the net proceeds of the sale of the units in the IPO, including proceeds of the sale of the Private Placement Warrants, were placed in a trust account (“Trust Account”) located in the United States at JP Morgan Chase Bank, N.A. with Continental Stock Transfer & Trust Company acting as trustee. In connection with the exercise of the underwriters’ overallotment option on December 1, 2020, $10,988,980 of the net proceeds of the sale of the additional units sold, inclusive of the proceeds from the sale of the additional Private Placement Warrants to our Sponsor, were placed in the Trust Account. Upon the closing of the Business Combination, the funds remaining in the Trust Account following were distributed to the Company.
Trust Account
Prior to the closing of the Business Combination, funds held in the Trust Account were invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting certain conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company.
Business Combination
The Company’s management had broad discretion with respect to the specific application of the net proceeds of the IPO and the sale of the Private Placement Warrants, although substantially all of the net proceeds were intended to be applied generally toward completing a Business Combination. The Company was required to complete its initial Business Combination with one or more target businesses that together have a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding the amount of any deferred underwriting commissions held in the Trust Account) at the time of the agreement to enter into a Business Combination. The Company would have only completed a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).
The Company, after signing a definitive agreement for a business combination, was required to provide its stockholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The stockholders were entitled to redeem their shares for a pro rata portion of the amount held in the Trust Account (initially $10.20 per share), calculated as of two business days prior to the completion of a Business Combination, including any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations. There are no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. The shares of Class A common stock are recorded at redemption value and classified as temporary equity, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”
On January 25, 2022, the Company held a special meeting of the Company’s stockholders (the “Special Meeting”), held in lieu of the 2021 annual meeting of the Company’s stockholders, at which stockholders representing a majority of the outstanding shares of common stock approved the SHG business combination. The actual redemptions of common stock by Company stockholders in conjunction with the stockholder vote was 12,061,041 shares.
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart our Business Startups Act of 2012 (the “JOBS Act”), and it has opted to take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has not elected to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, will adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statement with another emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.